Condensed Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenue:
Software as a service (SaaS) revenue	$ 48,946	$ 27,550	$ 95,714	$ 50,829
License and software revenue	2,898	4,077	4,403	6,868
Managed services revenue	6,847	2,731	10,367	6,211
Total revenue	58,691	34,358	110,484	63,908
Cost and expenses:
Third-party costs	20,979	10,717	37,841	21,350
Datacenter and direct project costs	7,585	5,140	15,477	8,091
General and administrative expenses	16,140	14,409	31,272	23,877
Sales and marketing expenses	12,520	11,586	25,273	19,579
Research and development expenses	4,336	3,563	9,020	6,393
Acquisition related charges	2,131	6,142	4,328	7,603
Depreciation and amortization	8,022	4,108	15,291	7,862
Total cost and expenses	71,713	55,665	138,502	94,755
Income (loss) from operations	(13,022)	(21,307)	(28,018)	(30,847)
Interest expense, net	(416)	(1,398)	(1,159)	(4,881)
Gain (loss) from foreign currency transactions	(2,449)	(2,181)	(1,074)	(1,803)
Other income (expense)	(187)	162	5,987	86
Income (loss) before income taxes, equity method investments and non-controlling interest	(16,074)	(24,724)	(24,264)	(37,445)
Income tax expense	(862)	(721)	(1,140)	(2,958)
Net gain (loss) from equity method investments	(785)	320	(1,156)	(645)
Net loss	(17,721)	(25,125)	(26,560)	(41,048)
Net loss attributable to non-controlling interest	(22)	(49)	(43)	(100)
Net loss attributable to Velti	(17,699)	(25,076)	(26,517)	(40,948)
Comprehensive loss:
Foreign currency translation adjustments	(12,328)	5,184	(8,074)	11,214
Comprehensive loss	(30,049)	(19,941)	(34,634)	(29,834)
Comprehensive loss attributable to non-controlling interests	14	2	32	42
Comprehensive loss attributable to Velti	$ (30,035)	$ (19,939)	$ (34,602)	$ (29,792)
Net income (loss) attributable to Velti per share:
Basic (in dollars per share)	$ (0.28)	$ (0.47)	$ (0.42)	$ (0.82)
Diluted (in dollars per share)	$ (0.28)	$ (0.47)	$ (0.42)	$ (0.82)
Weighted average number of shares outstanding for use in computing per share amounts:
Basic (in shares)	63,916	53,047	62,866	50,073
Diluted (in shares)	63,916	53,047	62,866	50,073